OFF-BALANCE SHEET ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2021
OFF-BALANCE SHEET ACCOUNTS
Off-Balance Sheet Accounts
a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Contingent credits – indirect loans (b)
Guarantees and standby letters	20,455,238	18,562,120
Import and export letters of credit	2,459,105	2,411,690
Sub-total, Note 7(b)	22,914,343	20,973,810

Responsibilities under credit line agreements (c)	88,382,322	86,074,859
Total	111,296,665	107,048,669